Disclosure of quantitative information about right-of-use assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [Line Items]
Effect of change in accounting policy		₩ 4,947,947		₩ 0
Increase		14,221,355		12,266,870
Depreciation		(581,074)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [Line Items]
Effect of change in accounting policy		5,143,651
Increase		220,996
Depreciation		(581,074)
Ending balance		4,783,573
Right-of-use assets | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Ending balance		7,574,010
Right-of-use assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Ending balance		(2,790,437)
Land
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Effect of change in accounting policy		684,386
Increase		8,717
Depreciation		(49,029)
Ending balance		644,074		0
Land | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		693,103		0
Land | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		(49,029)		0
Buildings
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Effect of change in accounting policy		36,874
Increase		18,106
Depreciation		(20,403)
Ending balance		34,577		0
Buildings | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		54,980		0
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		(20,403)		0
Structures
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Effect of change in accounting policy		20,840
Increase		7,358
Depreciation		(2,554)
Ending balance		25,644		0
Structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		28,198		0
Structures | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		(2,554)		0
Machinery
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Effect of change in accounting policy		0
Increase		1,308
Depreciation		(484)
Ending balance		824		0
Machinery | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		1,308		0
Machinery | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		(484)		0
Ships
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Effect of change in accounting policy		3,986,947
Increase		126,807
Depreciation		(425,465)
Ending balance		3,688,289		0
Ships | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		4,113,754		0
Ships | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		(425,465)		0
Vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Effect of change in accounting policy		11,258
Increase		9,559
Depreciation		(7,109)
Ending balance		13,708		0
Vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		20,817		0
Vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		(7,109)		0
Others
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Effect of change in accounting policy	[1]	403,346
Increase		49,141
Depreciation		(76,030)
Ending balance		376,457	[2]	0
Others | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		2,661,850	[2]	0
Others | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance		0
Ending balance		₩ (2,285,393)	[2]	₩ 0

[1]	Including transferred amount of KRW195,704 million, which was classified as finance lease assets as of December 31, 2018.
[2]	Including power purchase agreements ("PPA") with GS EPS and two other LNG combined power suppliers.